Marketing Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Marketing Expenses [Abstract]
Marketing Expenses
Note 12 – Marketing Expenses

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses	494	255	-
Share-based payment(1)	570	139	-
PR, advertisement and professional services	507	91	-
Maintenance, office and software fees	22	13	-
Depreciation and amortization	17	3	-
Others	18	5	-
Total Marketing Expenses	1,628	506	-